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METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CA 92614

May 4, 2009

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors Insurance Company and
     MetLife Investors Variable Annuity Account One
     File Nos. 333-52272/811-05200
     (Class L and Class L - 4 Year)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectuses dated May 1, 2009, the Supplement dated May 1, 2009 to the Prospectus dated May 1, 2009 for the Fixed Account transfers in the 3-year Class L products and the Statement of Additional Information ("SAI") dated May 1, 2009, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses (as supplemented) and SAI contained in Post-Effective Amendment No. 22 for the Account filed electronically with the Commission on April 14, 2009.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/  John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company